PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits - Additional Information (Details) $ in Millions				1 Months Ended	12 Months Ended
	Sep. 01, 2018 $ / h	Apr. 25, 2016 USD ($)	Sep. 01, 2015 $ / h	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($) year age employer	Dec. 31, 2016 USD ($)
Disclosure of defined benefit plans [line items]
Gain following new labor agreement in the U.S. (see note 7.2)						$ 15	$ 0	$ (832)
Entity's own financial instruments included in fair value of plan assets						1
Actual return on invested assets						82	$ 799
Defined contribution plan expected cash contributions						116
Defined contribution plan, cash contributions						123
Actuarial assumption of life expectancy after retirement | age							22
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Gain following new labor agreement in the U.S. (see note 7.2)						(25)	$ (14)	80
Plan assets, at fair value						6,877	$ 7,822
Estimate of contributions expected to be paid to plan for next annual reporting period						$ 194
Weighted average duration of defined benefit obligation (in years) | year						12	12
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Gain following new labor agreement in the U.S. (see note 7.2)						$ 13	$ (4)	851
Plan assets, at fair value						498
Estimate of contributions expected to be paid to plan for next annual reporting period						$ 231
Weighted average duration of defined benefit obligation (in years) | year						14	14
Increase (decrease) in net defined benefit liability							$ (1,061)
Other post-employment benefits | ArcelorMittal USA LLC
Disclosure of defined benefit plans [line items]
Gain following new labor agreement in the U.S. (see note 7.2)								$ (832)
Fixed payment into VEBA trust as a percentage of operating income								5.00%
Percentage of assets in fixed income						71.00%
Percentage of assets in equities						29.00%
Plan assets, at fair value						$ 451
United States
Disclosure of defined benefit plans [line items]
Percentage of employees covered by defined benefit plan						13.00%
Number of participating employers | employer							483
Contributions per contributory hour | $ / h	3.50		2.80
Multiple-employer plan accounted for as multiemployer plan, expected cash contributions						$ 67
Multiple-employer plan accounted for as multiemployer plan, cash contributions						$ 65
Multiemployer plans, accumulated benefit obligation							$ 5,272
Multiemployer plans, market value of assets							4,758
Funded ratio percentage								90.00%
Percentage of total contributions made to the plan						30.00%
United States | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Gain following new labor agreement in the U.S. (see note 7.2)						$ (25)	0	$ (12)
Plan assets, at fair value						2,676	2,993
United States | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Gain following new labor agreement in the U.S. (see note 7.2)						10	$ 0	$ 844
Plan assets, at fair value						$ 491
Belgium
Disclosure of defined benefit plans [line items]
Rates of return of insured plans on employer contributions				3.25%
Rates of return of insured plans on employee contributions				3.75%
Minimum guaranteed rate of return of insured plans						1.75%	1.75%	1.75%
France
Disclosure of defined benefit plans [line items]
Gain in cost of sales and selling, general and administrative expenses		$ 96
Actuarial assumption of mortality rates | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability							$ (95)
Actuarial assumption of mortality rates | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability							(51)
Actuarial assumption of medical cost trend rates | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability							(117)
Forecast | Belgium
Disclosure of defined benefit plans [line items]
Minimum guaranteed rate of return of insured plans					1.75%
Present value of defined benefit obligation | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Gain following new labor agreement in the U.S. (see note 7.2)						$ (25)	(14)
Present value of defined benefit obligation | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Gain following new labor agreement in the U.S. (see note 7.2)						13	(4)
Present value of defined benefit obligation | United States | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Gain following new labor agreement in the U.S. (see note 7.2)						(25)	0
Present value of defined benefit obligation | United States | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Gain following new labor agreement in the U.S. (see note 7.2)						$ 10	$ 0